Non-Financial Assets and Liabilities - Schedule of Inventories and Employee Benefit Obligations (Details)	12 Months Ended
	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2026 USD ($)
Schedule of Inventories and Employee Benefit Obligations [Line Items]
Raw materials and stores (Colostrum)	$ 423,366	$ 199,893
Work in progress	1,297,847	433,051
Finished goods (Travelan and ProIBS)	552,635	1,140,050
Other inventories		35
Total inventories	2,273,848	1,773,029
Total employee benefit obligations	451,643	414,225
Current	409,433	391,503
Non-current	42,210	22,722
Current [Member]
Schedule of Inventories and Employee Benefit Obligations [Line Items]
Raw materials and stores (Colostrum)	423,366	199,227
Work in progress	1,297,847	433,051
Finished goods (Travelan and ProIBS)	552,635	1,140,050
Other inventories		35
Total inventories	2,273,848	1,772,363
Non- Current [Member]
Schedule of Inventories and Employee Benefit Obligations [Line Items]
Raw materials and stores (Colostrum)		666
Work in progress
Finished goods (Travelan and ProIBS)
Other inventories
Total inventories		666
Leave obligations [Member]
Schedule of Inventories and Employee Benefit Obligations [Line Items]
Total employee benefit obligations	298,319	249,105
Current	256,109	226,383
Non-current		22,722	$ 42,210
Performance bonus [Member]
Schedule of Inventories and Employee Benefit Obligations [Line Items]
Total employee benefit obligations	153,324	165,120
Current	153,324	165,120
Non-current